Convertible Preferred Stock Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Fair Value for Each of the Convertible Preferred Stock Warrants

The following table sets forth the estimated fair value for each of the convertible preferred stock warrants as of December 31, 2011 and 2012 (in thousands, except share and per share data):

			Shares as of		Estimated Fair Value
Preferred Stock	Expiration Date	Exercise Price Per Share	December 31, 2011	December 31, 2012	December 31, 2011	December 31, 2012
Series A	Later of: (i) January 20, 2015 or (ii) 3 years after the closing of an initial public offering of our common stock	$10.00	4,740	4,740	$42	$36
Series B	Later of: (i) September 28, 2016 or (ii) 5 years after the closing of an initial public offering of our common stock	$13.10	76,335	76,335	724	647

Total			81,075	81,075	$766	$683